NOTE 7 - INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Provisions
Income Tax	Nine Months Ended September 30, 2013			Nine Months Ended September 30, 2012
Expense (Benefit)	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations

Current:	$(281,702)	$(95,347)	$(186,355)	$1,866,730	$(30,416)	$1,897,146

Reconciliation of Effective Income Tax Rate
	2013	2012
Statutory rate	30.00%	30.00%
State income taxes, net of Federal tax benefit	5.50	5.50
	35.50	35.50
Less: Valuation Allowance	9.50	—
	26.00%	35.50%